Basis of Presentation (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis Of Presentation 1		51.00%
Basis Of Presentation 2		51.00%
Basis Of Presentation 1	51.00%
Basis Of Presentation 2	51.00%
Basis Of Presentation 3	$ 382